DYNAMIC INTERNATIONAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 84.6%
	EQUITY - 84.6%
55,200	Franklin FTSE Australia ETF(a)	$ 1,591,565
100,730	Franklin FTSE Brazil ETF	1,973,724
109,899	Franklin FTSE Canada ETF	3,812,396
122,989	Franklin FTSE China ETF	1,940,766
120,789	Franklin FTSE Germany ETF(a)(b)	3,012,478
64,394	Franklin FTSE Hong Kong ETF(a)	1,064,755
60,893	Franklin FTSE India ETF	2,243,907
297,601	Franklin FTSE Japan ETF	9,234,558
69,765	Franklin FTSE Russia ETF(a),(c),(d),(e)	698
64,970	Franklin FTSE South Korea ETF	1,518,765
160,500	Franklin FTSE Switzerland ETF(a)	5,271,318
68,020	Franklin FTSE Taiwan ETF	2,981,609
260,877	Franklin FTSE United Kingdom ETF	6,816,716
128,244	iShares China Large-Cap ETF(b)	3,086,833
54,860	iShares MSCI Australia ETF(b)	1,352,848
32,798	iShares MSCI Brazil ETF(b)	1,063,311
4,700	iShares MSCI Denmark ETF	574,206
161,673	iShares MSCI France ETF(b)	6,694,879
106,856	iShares MSCI Germany ETF(b)	3,392,678
616	iShares MSCI Hong Kong ETF	9,579
58,449	iShares MSCI India ETF	3,015,384
18,550	iShares MSCI Indonesia ETF	417,932
50,735	iShares MSCI Italy ETF	1,913,724
11,152	iShares MSCI Malaysia ETF	243,002
13,615	iShares MSCI Mexico ETF(b)	943,656
52,086	iShares MSCI Netherlands ETF(b)	2,577,215
22,374	iShares MSCI Saudi Arabia ETF(b)	988,036
45,545	iShares MSCI Singapore ETF	836,206
23,112	iShares MSCI South Africa ETF(b)	905,297
33,459	iShares MSCI South Korea ETF(b)	2,245,433
44,660	iShares MSCI Spain ETF	1,436,712
42,558	iShares MSCI Sweden ETF(b)	1,700,618
60,564	iShares MSCI Switzerland ETF	2,882,846
41,302	iShares MSCI Taiwan ETF(b)	2,010,581

DYNAMIC INTERNATIONAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 84.6% (Continued)
	EQUITY - 84.6% (Continued)
3,298	iShares MSCI Thailand ETF(b)	$ 192,636
84,801	iShares MSCI United Kingdom ETF	2,901,042
66,641	JPMorgan BetaBuilders Canada ETF(b)	4,452,285
82,529	JPMorgan BetaBuilders Japan ETF(b)	4,832,073
	TOTAL EXCHANGE-TRADED FUNDS (Cost $87,450,138)	92,132,267

	SHORT-TERM INVESTMENTS — 36.0%
	COLLATERAL FOR SECURITIES LOANED - 20.4%
22,211,063	Mount Vernon Liquid Assets Portfolio, 5.44% (Cost $22,211,063)(f),(g)	22,211,063

	MONEY MARKET FUND - 15.6%
16,977,153	First American Treasury Obligations Fund, Class X, 5.22% (Cost $16,977,153)(f)	16,977,153

	TOTAL SHORT-TERM INVESTMENTS (Cost $39,188,216)	39,188,216

	TOTAL INVESTMENTS - 120.6% (Cost $126,638,354)	$ 131,320,483
	LIABILITIES IN EXCESS OF OTHER ASSETS - (20.6)%	(22,405,806)
	NET ASSETS - 100.0%	$ 108,914,677

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International

(a)	Affiliated Company – Dynamic International Opportunity Fund holds in excess of 5% of outstanding voting securities of this security.
(b)	All or a portion of this security is on loan. The total fair value of securities on loan as of March 31, 2024 was $21,691,605.
(c)	Non-income producing security.
(d)	Security is currently being valued according to fair value procedures approved by the Board of Trustees.
(e)	Restricted security.
(f)	Rate disclosed is the seven day effective yield as of March 31, 2024.
(g)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2024 is $22,211,063.

DYNAMIC U.S. OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 97.7%
	EQUITY - 74.9%
73,151	Communication Services Select Sector SPDR Fund	$ 5,973,511
52,963	Consumer Discretionary Select Sector SPDR Fund	9,739,366
74,318	Consumer Staples Select Sector SPDR Fund(a)	5,674,922
85,782	Energy Select Sector SPDR Fund	8,098,679
419,023	Financial Select Sector SPDR Fund	17,649,249
59,104	Health Care Select Sector SPDR Fund	8,731,434
40,590	Industrial Select Sector SPDR Fund(a)	5,112,716
25,912	Materials Select Sector SPDR Fund(a)	2,406,966
73,235	Real Estate Select Sector SPDR Fund	2,894,980
95,632	Technology Select Sector SPDR Fund	19,917,276
32,665	Utilities Select Sector SPDR Fund	2,144,457
32,455	Vanguard Small-Cap Value ETF	6,227,465
		94,571,021
	FIXED INCOME - 22.8%
66,881	JPMorgan Core Plus Bond ETF	3,119,664
379,243	SPDR Portfolio Long Term Treasury ETF(a)	10,596,050
150,227	Vanguard Intermediate-Term Treasury ETF(a)	8,795,791
85,613	Vanguard Total Bond Market ETF(a)	6,218,072
		28,729,577

	TOTAL EXCHANGE-TRADED FUNDS (Cost $93,098,419)	123,300,598

	SHORT-TERM INVESTMENTS — 16.2%
	COLLATERAL FOR SECURITIES LOANED - 13.6%
17,192,900	Mount Vernon Liquid Assets Portfolio, 5.44% (Cost $17,192,900)(b),(c)	17,192,900

	MONEY MARKET FUND - 2.6%
3,193,536	First American Treasury Obligations Fund, Class X, 5.22% (Cost $3,193,536)(b)	3,193,536

	TOTAL SHORT-TERM INVESTMENTS (Cost $20,386,436)	20,386,436

DYNAMIC U.S. OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Fair Value

TOTAL INVESTMENTS - 113.9% (Cost $113,484,855)	$ 143,687,034
LIABILITIES IN EXCESS OF OTHER ASSETS - (13.9)%	(17,497,470)
NET ASSETS - 100.0%	$ 126,189,564

ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of this security is on loan. The total fair value of securities on loan as of March 31, 2024 was $16,861,904.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2024
(c)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2024 is $17,192,900.